Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 9	$ 10	$ 11
Restricted cash, current (Note 1)	25	16	13
Trade accounts receivable – net (Note 10)	1,149	884	738
Amounts receivable from members related to income taxes (Note 10)			6
Materials and supplies inventories – at average cost	289	204	171
Prepayments and other current assets	103	109	101
Total current assets	1,575	1,223	1,040
Restricted cash, noncurrent (Note 1)	56	72	30
Investments and other property (Note 10)	146	137	155
Property, plant and equipment – net (Note 10)	27,298	25,203	22,954
Goodwill (Note 1)	4,740	4,740	4,740
Regulatory assets (Note 2)	1,592	1,502	1,547
Right-of-use operating lease and other assets (Note 6)	147	161	167
Total assets	35,554	33,038	30,633
Current liabilities:
Short-term borrowings (Note 4)	82	198	215
Long-term debt due currently (Note 5)	500	100	882
Trade accounts payable	608	536	441
Amounts payable to members related to income taxes	35	45	24
Accrued taxes other than amounts related to income	242	277	286
Accrued interest	167	97	89
Operating lease and other current liabilities (Note 6)	424	330	283
Total current liabilities	2,058	1,583	2,220
Long-term debt, less amounts due currently (Note 5)	12,500	11,128	9,150
Liability in lieu of deferred income taxes (Note 9)	2,275	2,182	2,065
Regulatory liabilities (Note 2)	2,988	3,014	2,876
Employee benefit plan obligations (Note 8)	1,406	1,394	1,503
Operating lease and other obligations (Notes 6 and 10)	268	275	231
Total liabilities	21,495	19,576	18,045
Commitments and contingencies (Note 6)
Membership interests (Note 7):
Capital account – number of units outstanding at September 30, 2023 and December 31, 2022 – 635,000,000	14,239	13,624	12,719
Accumulated other comprehensive loss	(180)	(162)	(131)
Total membership interests	14,059	13,462	12,588
Total liabilities and membership interests	$ 35,554	$ 33,038	$ 30,633